Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments And Hedging Activities [Line Items]
Balance of derivative instruments assets and liabilities
Foreign exchange net gain or losses	2,560	1,285	331
Forward exchange contracts [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange net gain or losses	¥ 2,560	¥ 1,285	¥ 331
Minimum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)	3 months
Maximum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)	6 months